JPMorgan International Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Australia — 7.3%
ANZ Group Holdings Ltd.	43,035	844,497
Aristocrat Leisure Ltd.	7,124	318,991
BHP Group Ltd.	75,700	1,911,822
Brambles Ltd.	32,350	494,937
Commonwealth Bank of Australia	15,750	1,788,091
Glencore plc	29,133	116,920
Goodman Group, REIT	25,266	564,909
Insurance Australia Group Ltd.	104,635	587,360
Macquarie Group Ltd.	6,129	848,777
Medibank Pvt Ltd.	241,523	789,395
National Australia Bank Ltd.	41,940	1,040,810
Northern Star Resources Ltd.	13,901	138,111
QBE Insurance Group Ltd.	67,951	1,008,000
Rio Tinto Ltd.	23,986	1,705,836
Rio Tinto plc	11,497	684,755
Santos Ltd.	158,106	795,572
Telstra Group Ltd.	154,773	493,274
Transurban Group	65,627	580,788
Wesfarmers Ltd.	10,490	573,798
Westpac Banking Corp.	19,535	421,763
Woodside Energy Group Ltd.	18,192	307,852
Woolworths Group Ltd.	32,725	660,656
		16,676,914
Belgium — 0.7%
Anheuser-Busch InBev SA	9,763	561,301
KBC Group NV	9,026	941,448
		1,502,749
China — 0.5%
Prosus NV	18,091	1,033,463
Denmark — 2.3%
Carlsberg A/S, Class B	7,803	972,779
Danske Bank A/S	31,461	1,248,104
Novo Nordisk A/S, Class B	45,857	2,132,718
Novonesis Novozymes B	13,993	905,313
		5,258,914
Finland — 0.7%
Nokia OYJ	40,909	166,718
Nordea Bank Abp	101,845	1,487,010
		1,653,728
France — 11.7%
Air Liquide SA	14,160	2,785,790
Airbus SE	7,113	1,430,105
AXA SA	6,560	318,614
BNP Paribas SA	22,614	2,061,906
Capgemini SE	8,961	1,334,082
Cie Generale des Etablissements Michelin SCA	27,248	969,389

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Engie SA	92,422	2,077,484
EssilorLuxottica SA	1,673	497,474
Hermes International SCA	139	339,923
Legrand SA	16,690	2,465,227
L'Oreal SA	1,139	503,989
LVMH Moet Hennessy Louis Vuitton SE	3,615	1,940,575
Orange SA	73,098	1,111,900
Pernod Ricard SA	8,952	919,986
Safran SA	9,454	3,117,470
Societe Generale SA	35,107	2,240,830
TotalEnergies SE	15,172	902,211
Vinci SA	12,182	1,692,188
		26,709,143
Germany — 10.8%
adidas AG	2,659	508,212
Allianz SE (Registered)	8,321	3,288,277
BASF SE	2,095	102,675
Bayer AG (Registered)	21,518	669,248
Daimler Truck Holding AG	5,485	266,819
Deutsche Boerse AG	1,151	333,085
Deutsche Post AG	28,974	1,298,202
Deutsche Telekom AG (Registered)	64,149	2,300,763
E.ON SE	74,453	1,358,265
Heidelberg Materials AG	1,117	257,686
Infineon Technologies AG	42,322	1,662,542
Mercedes-Benz Group AG	5,274	298,615
MTU Aero Engines AG	676	291,598
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,741	2,449,124
Rheinmetall AG	548	1,084,765
RWE AG	7,039	288,777
SAP SE	12,317	3,522,118
Siemens AG (Registered)	14,020	3,570,941
Siemens Energy AG *	4,378	506,879
Siemens Healthineers AG (a)	3,440	185,288
Zalando SE * (a)	14,979	436,759
		24,680,638
Hong Kong — 1.9%
AIA Group Ltd.	183,200	1,708,188
CK Asset Holdings Ltd.	86,500	396,360
Hong Kong Exchanges & Clearing Ltd.	17,400	941,667
Link, REIT	38,500	214,513
Prudential plc	27,460	348,363
Sun Hung Kai Properties Ltd.	37,000	439,467
Techtronic Industries Co. Ltd.	25,500	304,920
		4,353,478

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.4%
AIB Group plc	38,202	301,363
Kingspan Group plc	6,696	555,714
		857,077
Italy — 2.6%
Enel SpA	40,133	353,905
Ferrari NV	924	405,181
FinecoBank Banca Fineco SpA	20,720	441,212
Prysmian SpA	21,473	1,714,909
UniCredit SpA	39,472	2,904,107
		5,819,314
Japan — 21.7%
Advantest Corp.	9,100	605,142
Ajinomoto Co., Inc.	47,900	1,267,264
Asahi Group Holdings Ltd.	20,400	258,796
Asahi Kasei Corp.	62,000	431,381
Bridgestone Corp.	19,000	768,554
Daiichi Sankyo Co. Ltd.	60,800	1,491,541
Daikin Industries Ltd.	7,100	872,986
Denso Corp.	57,600	781,484
Disco Corp.	1,900	561,501
East Japan Railway Co.	33,100	709,471
Fast Retailing Co. Ltd.	600	183,018
Fuji Electric Co. Ltd.	18,000	894,928
Hitachi Ltd.	87,200	2,668,377
Honda Motor Co. Ltd.	56,500	584,939
Hoya Corp.	10,600	1,337,326
IHI Corp.	3,400	378,613
ITOCHU Corp.	32,500	1,704,710
Japan Post Bank Co. Ltd.	34,600	386,181
Kajima Corp.	21,100	528,569
Kao Corp.	14,400	647,949
Keyence Corp.	3,600	1,302,233
Kobe Bussan Co. Ltd.	16,000	426,069
Konami Group Corp.	1,500	203,638
Kyowa Kirin Co. Ltd.	26,300	448,931
Mitsubishi Corp.	22,100	435,887
Mitsubishi Electric Corp.	33,300	748,992
Mitsubishi UFJ Financial Group, Inc.	75,000	1,033,708
Mitsui & Co. Ltd.	54,400	1,107,401
Mitsui Fudosan Co. Ltd.	132,200	1,181,643
Murata Manufacturing Co. Ltd.	23,700	352,753
Nintendo Co. Ltd.	4,100	342,674
Nomura Research Institute Ltd.	18,400	728,096
NTT, Inc.	1,079,200	1,089,843
Obic Co. Ltd.	15,900	566,081
ORIX Corp.	39,300	882,798
Otsuka Corp.	10,000	189,472

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Pan Pacific International Holdings Corp.	27,700	926,739
Panasonic Holdings Corp.	30,000	283,780
Recruit Holdings Co. Ltd.	15,700	931,499
Renesas Electronics Corp.	49,800	605,721
Resona Holdings, Inc.	91,200	830,285
SCSK Corp.	18,000	560,068
Seven & i Holdings Co. Ltd.	26,400	348,036
Shin-Etsu Chemical Co. Ltd.	43,700	1,257,551
Shionogi & Co. Ltd.	27,900	466,609
SoftBank Group Corp.	5,500	419,974
Sony Group Corp.	101,600	2,443,817
Sumitomo Metal Mining Co. Ltd.	21,600	475,098
Sumitomo Mitsui Financial Group, Inc.	85,000	2,144,262
Suzuki Motor Corp.	107,500	1,181,164
T&D Holdings, Inc.	46,200	1,128,146
Takeda Pharmaceutical Co. Ltd.	33,400	917,491
Terumo Corp.	56,500	958,086
Tokio Marine Holdings, Inc.	47,900	1,923,325
Tokyo Electron Ltd.	8,900	1,414,912
Toyota Industries Corp.	2,700	288,718
Toyota Motor Corp.	107,700	1,915,725
		49,523,955
Macau — 0.1%
Sands China Ltd.	89,600	216,901
Netherlands — 4.0%
Adyen NV * (a)	389	667,194
ASML Holding NV	6,398	4,434,285
Heineken NV	12,220	959,169
Koninklijke Ahold Delhaize NV	14,288	564,326
Koninklijke KPN NV	292,218	1,305,485
NN Group NV	13,107	882,569
Wolters Kluwer NV	2,522	392,824
		9,205,852
New Zealand — 0.1%
Xero Ltd. *	1,748	201,301
Norway — 0.2%
Equinor ASA	14,020	360,140
Singapore — 1.6%
DBS Group Holdings Ltd.	47,520	1,744,197
Oversea-Chinese Banking Corp. Ltd.	24,700	320,091
Sea Ltd., ADR *	6,668	1,044,542
United Overseas Bank Ltd.	18,900	525,094
		3,633,924
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	52,681	878,628

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Banco Santander SA	365,863	3,143,053
Iberdrola SA	99,568	1,750,041
Industria de Diseno Textil SA	15,795	754,481
		6,526,203
Sweden — 1.9%
Atlas Copco AB, Class A	148,427	2,260,304
Volvo AB, Class B	73,462	2,109,814
		4,370,118
Switzerland — 3.6%
ABB Ltd. (Registered)	4,181	273,011
Cie Financiere Richemont SA (Registered)	11,371	1,856,615
Givaudan SA (Registered)	68	284,264
Lonza Group AG (Registered)	2,842	1,980,786
Sandoz Group AG	15,784	902,670
SGS SA (Registered)	3,537	359,407
UBS Group AG (Registered)	35,775	1,329,543
Zurich Insurance Group AG	1,854	1,264,626
		8,250,922
United Kingdom — 13.9%
3i Group plc	39,643	2,166,179
AstraZeneca plc	29,603	4,318,831
BAE Systems plc	37,006	882,987
Barclays plc	560,518	2,739,824
British American Tobacco plc	21,911	1,173,933
Compass Group plc	25,777	905,790
DCC plc	2,176	136,285
Diageo plc	19,902	482,376
HSBC Holdings plc	206,516	2,515,979
InterContinental Hotels Group plc	9,350	1,075,626
Lloyds Banking Group plc	460,307	472,021
London Stock Exchange Group plc	9,273	1,130,333
National Grid plc	122,914	1,727,198
NatWest Group plc	178,477	1,238,913
Next plc	3,124	507,091
Reckitt Benckiser Group plc	9,694	726,524
RELX plc	56,195	2,919,953
Rolls-Royce Holdings plc	54,433	772,567
Sage Group plc (The)	52,375	840,967
SSE plc	66,845	1,638,521
Standard Chartered plc	17,994	322,578
Tesco plc	304,777	1,712,366
Unilever plc	22,981	1,343,346
		31,750,188
United States — 9.7%
BP plc	193,684	1,038,201
CSL Ltd.	5,339	923,563

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Ferrovial SE	22,272	1,141,729
GSK plc	39,729	730,775
Haleon plc	45,603	213,909
Nestle SA (Registered)	45,539	3,979,065
Novartis AG (Registered)	22,435	2,555,057
Roche Holding AG	8,282	2,584,589
Sanofi SA	22,174	1,990,577
Schneider Electric SE	6,634	1,716,835
Shell plc	122,951	4,418,014
Spotify Technology SA *	1,101	689,820
Stellantis NV	24,140	213,038
		22,195,172
Total Common Stocks (Cost $165,560,027)		224,780,094
	NO. OF CONTRACTS
Options Purchased — 0.9%
Put Options Purchased — 0.9%
United States — 0.9%
iShares MSCI EAFE ETF
10/31/2025 at USD 83.00, American Style
Notional Amount: USD 75,267,200
Counterparty: Exchange-Traded *	8,600	851,400
iShares MSCI EAFE ETF
8/29/2025 at USD 85.00, American Style
Notional Amount: USD 75,521,008
Counterparty: Exchange-Traded *	8,629	440,079
iShares MSCI EAFE ETF
9/30/2025 at USD 84.00, American Style
Notional Amount: USD 75,521,008
Counterparty: Exchange-Traded *	8,629	707,578
Total Options Purchased (Cost $2,427,448)		1,999,057
	SHARES
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (b) (c) (Cost $1,487,681)	1,487,383	1,487,532
Total Investments — 100.2% (Cost $169,475,156)		228,266,683
Liabilities in Excess of Other Assets — (0.2)%		(404,546)
NET ASSETS — 100.0%		227,862,137

Percentages indicated are based on net assets.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.9%
Pharmaceuticals	8.5
Insurance	6.9
Semiconductors & Semiconductor Equipment	4.1
Electrical Equipment	3.6
Oil, Gas & Consumable Fuels	3.4
Aerospace & Defense	3.3
Capital Markets	3.0
Industrial Conglomerates	2.8
Diversified Telecommunication Services	2.8
Chemicals	2.5
Machinery	2.5
Food Products	2.3
Multi-Utilities	2.3
Metals & Mining	2.2
Textiles, Apparel & Luxury Goods	2.0
Professional Services	2.0
Automobiles	2.0
Software	2.0
Beverages	1.8
Electric Utilities	1.6
Consumer Staples Distribution & Retail	1.6
IT Services	1.5
Construction & Engineering	1.5
Trading Companies & Distributors	1.4
Broadline Retail	1.3
Health Care Equipment & Supplies	1.3
Household Durables	1.2
Automobile Components	1.1
Hotels, Restaurants & Leisure	1.1
Personal Care Products	1.1
Entertainment	1.0
Others (each less than 1.0%)	8.7
Short-Term Investments	0.7
Written Call Options Contracts as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	8,629	USD 75,521,008	USD 93.00	8/29/2025	(34,516)
iShares MSCI EAFE ETF	Exchange-Traded	8,629	USD 75,521,008	USD 94.00	9/30/2025	(422,821)
iShares MSCI EAFE ETF	Exchange-Traded	8,600	USD 75,267,200	USD 93.00	10/31/2025	(563,300)
						(1,020,637)

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Written Put Options Contracts as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
iShares MSCI EAFE ETF	Exchange-Traded	8,629	USD 75,521,008	USD 72.00	8/29/2025	(25,887)
iShares MSCI EAFE ETF	Exchange-Traded	8,629	USD 75,521,008	USD 71.00	9/30/2025	(26)
iShares MSCI EAFE ETF	Exchange-Traded	8,600	USD 75,267,200	USD 70.00	10/31/2025	(163,400)
						(189,313)
Total Written Options Contracts (Premiums Received $2,101,098)						(1,209,950)

Abbreviations
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$16,676,914	$—	$16,676,914
Belgium	—	1,502,749	—	1,502,749
China	—	1,033,463	—	1,033,463
Denmark	—	5,258,914	—	5,258,914
Finland	—	1,653,728	—	1,653,728
France	—	26,709,143	—	26,709,143
Germany	—	24,680,638	—	24,680,638
Hong Kong	—	4,353,478	—	4,353,478
Ireland	—	857,077	—	857,077
Italy	—	5,819,314	—	5,819,314
Japan	—	49,523,955	—	49,523,955
Macau	—	216,901	—	216,901
Netherlands	—	9,205,852	—	9,205,852
New Zealand	—	201,301	—	201,301
Norway	—	360,140	—	360,140
Singapore	1,044,542	2,589,382	—	3,633,924
Spain	—	6,526,203	—	6,526,203
Sweden	—	4,370,118	—	4,370,118
Switzerland	—	8,250,922	—	8,250,922
United Kingdom	—	31,750,188	—	31,750,188
United States	689,820	21,505,352	—	22,195,172
Total Common Stocks	1,734,362	223,045,732	—	224,780,094
Options Purchased	1,999,057	—	—	1,999,057
Short-Term Investments
Investment Companies	1,487,532	—	—	1,487,532
Total Short-Term Investments	1,487,532	—	—	1,487,532
Total Investments in Securities	$5,220,951	$223,045,732	$—	$228,266,683
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(1,020,637)	$—	$—	$(1,020,637)
Put Options Written	(189,287)	—	(26)	(189,313)
Total Depreciation in Other Financial Instruments	$(1,209,924)	$—	$(26)	$(1,209,950)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan International Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at July 14, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (b) (c)	$—	$2,487,826	$1,000,145	$—	$(149)	$1,487,532	1,487,383	$2,603	$—

(a)	Commencement of operations was July 14, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.